CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Jun. 30, 2021	Dec. 31, 2020
Preferred stock, par value, (per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common shares, shares outstanding		10,062,500
Class A Common Stock
Common shares, par value, (per share)	$ 0.0001	$ 0.0001
Common shares, shares authorized	400,000,000	400,000,000
Common shares, shares issued	5,013,105	0
Common shares, shares outstanding	5,013,105	0
Temporary equity, shares issued	35,236,895
Temporary equity, shares outstanding	35,236,895	0
Class A Common Stock Subject to Redemption
Temporary Equity, Par or Stated Value Per Share	$ 0.0001	$ 0.0001
Temporary equity, shares outstanding	35,236,895	0
Class B Common Stock
Common shares, par value, (per share)	$ 0.0001	$ 0.0001
Common shares, shares authorized	40,000,000	40,000,000
Common shares, shares issued	10,062,500	10,062,500
Common shares, shares outstanding	10,062,500	10,062,500
Common stock subject to redemption
Purchase price, per unit	$ 10.00	$ 10.00